FINANCIAL REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($) segment	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Operating segment
Number of operating segments | segment	4
Softdrinks	$ 1,346,408,886	$ 1,110,501,373	$ 1,207,614,924
Other beverages	853,922,089	580,474,033	563,589,810
Packaging	16,401,618	7,305,831	7,820,381
Total revenue from ordinary activities	2,216,732,593	1,698,281,237	1,779,025,115
Cost of sales	(1,375,392,773)	(1,022,498,659)	(1,048,343,767)
Distribution expenses	(199,952,373)	(152,532,018)	(166,996,289)
Administrative expenses	(348,949,863)	(283,638,935)	(325,903,809)
Financial income	7,791,869	14,945,879	45,155,791
Financial costs / expense	(52,992,456)	(54,772,837)	(46,209,020)
Net financial costs	(45,200,587)	(39,826,958)
Interest expense, net(1)			(1,053,229)
Share of the entity in income of associates	3,093,102	2,228,763	(3,415,083)
Income tax expense	(46,177,320)	(54,905,399)	(61,166,891)
Other income (expenses)	(47,121,111)	(23,990,711)	3,100,178
Net income	157,031,668	123,117,320	175,246,225
Depreciation y amortization	104,775,303	110,920,517	111,087,284
Short term assets	990,986,123	797,297,716	533,474,103
Long term assets	1,955,120,524	1,650,766,684	1,857,474,320
Total Assets	2,946,106,647	2,448,064,400	2,390,948,423
Carrying amount in associates and joint ventures accounted for using the equity method, total	91,489,194	87,956,354	99,866,733	$ 102,410,945
Segment disbursements of non-monetary assets	138,856,157	85,874,958	110,683,258
Short term liabilities	529,567,279	378,056,186	411,658,352
Long term liabilities	1,315,125,809	1,238,447,623	1,010,386,123
Segment liabilities, total	1,844,693,088	1,616,503,809	1,422,044,475
Cash flows (used in) provided by in Operating Activities	305,054,983	278,768,998	255,148,474
Cash flows (used in) provided by Investing Activities	(198,252,680)	(223,878,758)	(110,048,000)
Cash flows (used in) provided by Financing Activities	(115,319,514)	113,040,961	(127,112,637)
Geography Eliminations
Operating segment
Softdrinks	(904,603)	(578,764)	(366,490)
Other beverages	(587)	(359,666)	(450,559)
Packaging	(3,087,340)	(1,585,729)	(1,959,091)
Total revenue from ordinary activities	(3,992,530)	(2,524,159)	(2,776,140)
Cost of sales	3,992,530	2,524,159	2,776,140
Chile operation | Operating segments
Operating segment
Softdrinks	480,157,607	407,191,500	408,467,731
Other beverages	495,138,445	237,570,385	200,484,390
Total revenue from ordinary activities	975,296,052	644,761,885	608,952,121
Cost of sales	(630,862,197)	(392,720,439)	(359,465,664)
Distribution expenses	(78,995,679)	(59,897,972)	(59,076,433)
Administrative expenses	(142,762,661)	(112,306,460)	(114,250,801)
Financial income	(2,936,819)	6,437,945	1,286,021
Financial costs / expense	(27,669,541)	(23,938,992)	(13,151,176)
Net financial costs	(30,606,360)	(17,501,047)
Interest expense, net(1)			(11,865,155)
Share of the entity in income of associates	2,799,437	1,248,478	381,255
Income tax expense	(15,756,620)	(23,057,195)	(12,838,517)
Other income (expenses)	(29,072,689)	(21,231,223)	(15,109,823)
Net income	50,039,283	19,296,027	36,726,983
Depreciation y amortization	38,189,190	50,271,626	46,105,063
Short term assets	626,277,188	532,713,969	244,504,165
Long term assets	739,113,114	636,275,547	657,069,423
Total Assets	1,365,390,302	1,168,989,516	901,573,588
Carrying amount in associates and joint ventures accounted for using the equity method, total	52,519,831	50,628,307	49,703,673
Segment disbursements of non-monetary assets	53,513,835	41,114,189	51,542,820
Short term liabilities	283,835,866	198,669,957	193,298,799
Long term liabilities	743,108,008	748,105,248	474,576,722
Segment liabilities, total	1,026,943,874	946,775,205	667,875,521
Cash flows (used in) provided by in Operating Activities	181,679,320	191,911,595	145,551,360
Cash flows (used in) provided by Investing Activities	(108,283,362)	(178,910,100)	(50,706,748)
Cash flows (used in) provided by Financing Activities	(111,533,388)	117,081,470	(100,352,068)
Argentina operation | Operating segments
Operating segment
Softdrinks	419,724,122	260,118,269	313,866,082
Other beverages	97,742,388	49,817,791	70,990,286
Packaging	19,488,958	8,891,560	9,779,472
Total revenue from ordinary activities	536,955,468	318,827,620	394,635,840
Cost of sales	(296,090,157)	(172,065,726)	(214,447,259)
Distribution expenses	(78,019,531)	(49,112,014)	(56,421,024)
Administrative expenses	(110,329,089)	(69,668,104)	(89,276,114)
Financial income	5,011,888	1,169,193	1,346,501
Financial costs / expense	(577,941)	(729,164)	999,370
Net financial costs	4,433,947	440,029
Interest expense, net(1)			2,345,871
Income tax expense	(25,697,558)	(7,668,059)	(6,902,265)
Other income (expenses)	(10,652,582)	(6,046,069)	(3,235,926)
Net income	20,600,498	14,707,677	26,699,123
Depreciation y amortization	32,863,821	22,895,329	25,369,034
Short term assets	117,319,226	70,215,594	76,354,086
Long term assets	216,757,538	144,802,176	165,116,212
Total Assets	334,076,764	215,017,770	241,470,298
Segment disbursements of non-monetary assets	33,789,235	15,803,061	24,343,002
Short term liabilities	101,832,549	58,904,281
Long term liabilities	20,388,886	10,717,606	13,350,651
Non current liabilities allocated			68,120,885
Segment liabilities, total	122,221,435	69,621,887	81,471,536
Cash flows (used in) provided by in Operating Activities	55,490,096	24,603,123	30,440,761
Cash flows (used in) provided by Investing Activities	(33,789,408)	(16,010,950)	(24,790,752)
Cash flows (used in) provided by Financing Activities	(940,318)	(167,606)	(616,475)
Brazil operation | Operating segments
Operating segment
Softdrinks	313,147,740	317,712,571	360,791,744
Other beverages	226,109,683	262,350,736	258,529,540
Total revenue from ordinary activities	539,257,423	580,063,307	619,321,284
Cost of sales	(361,323,450)	(373,444,835)	(384,838,875)
Distribution expenses	(33,458,924)	(34,784,528)	(42,673,570)
Administrative expenses	(71,995,712)	(79,674,089)	(98,071,441)
Financial income	5,327,527	7,068,396	42,327,682
Financial costs / expense	(24,744,974)	(30,104,681)	(34,057,214)
Net financial costs	(19,417,447)	(23,036,285)
Interest expense, net(1)			8,270,468
Share of the entity in income of associates	293,665	980,285	(3,796,338)
Income tax expense	82,395	(20,536,914)	(36,821,377)
Other income (expenses)	(7,834,863)	3,064,104	21,754,242
Net income	45,603,087	52,631,045	83,144,393
Depreciation y amortization	23,647,789	27,339,714	29,945,887
Short term assets	183,268,173	149,709,603	171,349,293
Long term assets	720,101,674	643,447,811	786,979,234
Total Assets	903,369,847	793,157,414	958,328,527
Carrying amount in associates and joint ventures accounted for using the equity method, total	38,969,363	37,328,047	50,163,060
Segment disbursements of non-monetary assets	30,171,387	17,075,672	21,343,312
Short term liabilities	109,691,047	96,144,933	124,248,587
Long term liabilities	534,386,761	465,225,175	506,297,573
Segment liabilities, total	644,077,808	561,370,108	630,546,160
Cash flows (used in) provided by in Operating Activities	36,121,074	36,409,227	63,145,540
Cash flows (used in) provided by Investing Activities	(32,875,359)	(17,075,672)	(21,096,376)
Cash flows (used in) provided by Financing Activities	(2,455,073)	(3,443,826)	(25,654,792)
Paraguay operation | Operating segments
Operating segment
Softdrinks	134,284,020	126,057,797	124,855,857
Other beverages	34,932,160	31,094,787	34,036,153
Total revenue from ordinary activities	169,216,180	157,152,584	158,892,010
Cost of sales	(91,109,499)	(86,791,818)	(92,368,109)
Distribution expenses	(9,478,239)	(8,737,504)	(8,825,262)
Administrative expenses	(23,862,401)	(21,990,282)	(24,305,453)
Financial income	389,273	270,345	195,587
Net financial costs	389,273	270,345
Interest expense, net(1)			195,587
Income tax expense	(4,805,537)	(3,643,231)	(4,604,732)
Other income (expenses)	439,023	222,477	(308,315)
Net income	40,788,800	36,482,571	28,675,726
Depreciation y amortization	10,074,503	10,413,848	9,667,300
Short term assets	64,121,536	44,658,550	41,266,559
Long term assets	279,148,198	226,241,150	248,309,451
Total Assets	343,269,734	270,899,700	289,576,010
Segment disbursements of non-monetary assets	21,381,700	11,882,036	13,454,124
Short term liabilities	34,207,817	24,337,015	25,990,081
Long term liabilities	17,242,154	14,399,594	16,161,177
Segment liabilities, total	51,449,971	38,736,609	42,151,258
Cash flows (used in) provided by in Operating Activities	31,764,493	25,845,053	16,010,813
Cash flows (used in) provided by Investing Activities	(23,304,551)	(11,882,036)	(13,454,124)
Cash flows (used in) provided by Financing Activities	$ (390,735)	$ (429,077)	$ (489,302)